Retirement Plans Defined Benefit Plan Obligations (Details) (USD $) In Millions, unless otherwise specified			12 Months Ended			4 Months Ended	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012 Pension Plans, Defined Benefit [Member]	Sep. 30, 2011 Pension Plans, Defined Benefit [Member]	Sep. 30, 2010 Pension Plans, Defined Benefit [Member]	Sep. 30, 2011 Other Postretirement Benefit Plans, Defined Benefit [Member]	Sep. 30, 2012 Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assumptions Used, Minimum Outstanding Par Value of Bonds Used to Determine Future Discount Rate	$ 100
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligations at beginning of period			4,363.5	472.1		0.8	167.5
Service cost			30.1	17.2	11.1	0.6	1.5
Interest cost			221.4	95.1	23.8	3.2	7.8
Amendments			2.6	0.6		(1.0)	(0.2)
Actuarial loss (gain)			555.3	127.4		2.0	(2.5)
Plan participant contributions			3.0	1.2		2.3	5.9
Benefits paid			(263.5)	(101.6)		(6.4)	(17.4)
Business combinations			(4.2)	3,823.3		169.7	0
Foreign currency rate changes			65.3	(71.8)		(3.7)	3.6
Benefit obligation at end of period			4,973.5	4,363.5	472.1	167.5	166.2
Defined Benefit Plan, Accumulated Benefit Obligation	$ 4,921.3	$ 4,318.8